Earnings Per Share (EPS) (Details) - Schedule of income and share data used in the basic and diluted EPS computations - PEN (S/) S/ / shares in Units, S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Numerator
Net profit from continuing operations attributable to ordinary equity holders of the Parent (in Nuevos Soles)	S/ 132,047	S/ 76,699	S/ 94,171
Net loss from discontinued operations attributable to ordinary equity holders of the Parent (in Nuevos Soles)			(389)
Net profit attributable to ordinary equity holders of the Parent (in Nuevos Soles)	S/ 132,047	S/ 76,699	S/ 93,782
Denominator
Weighted average number of common and investment shares (thousands of shares) (in Shares)	428,107	428,107	446,062
Basic profit for common and investment shares from continuing operations	S/ 0.31	S/ 0.18	S/ 0.21
Basic loss for common and investment shares from discontinued operations
Basic profit for common and investment shares from continuing and discontinued operations	S/ 0.31	S/ 0.18	S/ 0.21